EQUITY (Details Narrative)	1 Months Ended
	Feb. 29, 2020 integer $ / shares shares	Dec. 31, 2019 shares	Sep. 03, 2019 integer $ / shares shares	Mar. 27, 2019 integer shares
Common stock, shares issued | shares		100,074,000		100,000,000
Number of founder | integer				33
Li Zhuo [Member]
Common stock, shares issued | shares	1,666,666
Number of shareholder | integer	2
Per share value | $ / shares	$ 3
Founder [Member]
Common stock, shares issued | shares			74,000
Number of shareholder | integer			13
Per share value | $ / shares			$ 3